Operating costs - Summary of research and development expenditure by alliance and own funded research (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating costs
Research and development under alliance	€ (134,046)	€ (122,663)	€ (71,980)
Galapagos funded research and development	(188,829)	(95,839)	(67,593)
Total research and development expenditure	€ (322,875)	€ (218,502)	€ (139,573)